UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form.  Please print or type.

 1.                       Name and address of issuer:


           MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
           Two World Trade Center, 70th Floor
           New York, N. Y. 10048

 2.The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):






 3.Investment Company Act Fi33-53295



   Securities Act File 811-7169


 4(Last day of fiscal year which this form if filed:

           May 31, 2001


 4 (Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the








 4(c)Check box if this is the last time the issuer will be filing this Form.








 5.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section
$ 172,611,991.51

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal
$ 180,276,553.20

     (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending no
           earlier than October 11, 1995 that were not
           previously used to reduce registration fees payable
           to the Commission:
$  65,512,925.74

     (iv)  Total available redemption cre
$ (245,789,478.94)

     (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]
$           0.00


     (vi)  Redemption credits available for use in future y
(73,177,487.43)
           -- if Item 5(i) is less than 5(iv) [subtract Item
           5(iv) from Item 5(i)]:


     (vii)  Multiplier for determining re
 x        0.000250
            Instruction C.9):

     (viii) Registration fee due [multipl
 =  $           0.00
             5(vii)] (enter "0" if no fee is due):

 6.  Prepaid Shares:

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
     Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

 7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see Instruction D):
+   $           0.00


 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
 =  $           0.00


 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


           Method of Delivery:

                            Wire Transfer

                            Mail or other means



SIGNATURES


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By: (Signature and/s/  Barry Fink
                            Barry Fink
                            Vice President

     Date: July 3, 2001

                     *Please print the name and title of the
signing officer below the signature.